UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.
-----------------
(Exact name of registrant as specified in charter)

5348 Vegas Drive, Suite 391
Las Vegas, Nevada 89108
(Address of principal offices)(Zip code)

East Biz Com, Inc.
5348 Vegas Drive
Las Vegas, Nevada 89108
(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: 702-871-8678

Date of Fiscal Year End: FEBRUARY 28

Date of Reporting Period: May 31, 2013

Item 1. Schedule of Investments

Copley Fund, Inc.

Schedule of Investments

May 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 128.66%
Banking - 6.10%
J.P. Morgan Chase & Company	42,000	$2,292,780
PNC Financial Services Group, Inc.	25,000	1,791,000
		4,083,780
Consumer Products - 2.17%
Kimberly-Clark Corp.	15,000	1,452,450

Diversified Utility Companies - 17.32%
Alliant Energy Corp.	20,000	985,200
DTE Energy Co.	55,000	3,663,550
Dominion Resources, Inc.	60,000	3,393,000
Duke Energy Corp.	53,033	3,549,499
		11,591,249
Drug Companies - 6.88%
Bristol Myers Squibb Co.	100,000	4,601,000

Electric & Gas - 16.96%
American Electric Power, Inc.	35,000	1,603,700
First Energy Corp.	40,000	1,560,400
Great Plains Energy, Inc.	30,000	677,100
Integrys Energy Group, Inc.	20,000	1,150,600
Public Service Enterprise Group, Inc.	30,000	991,200
Scana, Corp.	50,000	2,522,000
Sempra Energy, Inc.	35,000	2,845,500
		11,350,500
Electric Power Companies - 22.71%
Ameren Corp.	12,500	425,500
Exelon Corp.	23,200	727,088
NextEra Energy, Inc.	90,000	6,805,800
Northeast Utilities	65,600	2,733,552
PPL Corp.	100,000	2,970,000
Southern Co.	35,000	1,536,500
		15,198,440
Gas Utilites & Supplies - 10.10%
Delta Natural Gas Co.	40,000	869,200
New Jersey Resources Corp.	56,250	2,552,625
Northwest Natural Gas Co.	40,000	1,709,200
WGL Holdings, Inc.	38,000	1,630,960
		6,761,985

Copley Fund, Inc.

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Market Value
Insurance - 5.22%
Arthur J. Gallagher & Co.	80,000	$3,494,400

Office Equipment - 0.88%
Pitney Bowes, Inc.	40,000	587,200

Oils - 22.81%
Chevron Texaco Corp.	46,200	5,671,050
Exxon-Mobil Corp.	106,086	9,597,601
		15,268,651
Pipelines - 3.15%
Energy Transfer Partners, LP	26,225	1,274,797
Spectra Energy Corp.	27,300	834,561
		2,109,358
Retail - 2.12%
Wal-Mart Stores, Inc.	19,000	1,421,960

Telephone - 12.24%
AT&T, Inc.	95,000	3,324,050
Frontier Communications Corp.	62,803	260,004
Verizon Communications, Inc.	95,000	4,605,600
		8,189,654

TOTAL COMMON STOCKS (Cost $24,267,427) - 128.66%		86,110,627
Liabilities in excess of other assets - (28.66%)		(19,183,390)
NET ASSETS - 100.00%		$66,927,237

At May 31, 2013, the net unrealized appreciation based on cost for financial reporting purposes of $24,267,426 was as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$62,144,010
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(300,810)
Net unrealized appreciation		$61,843,200

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Copley Fund, Inc.

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Copley Fund, Inc.

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	86,110,627	-	-	86,110,627
Total	86,110,627	-	-	86,110,627

The Fund did not hold any Level 3 securities during the period. There were no transfers into and out of Level 1 & 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and Level 2 at the end of the reporting period.

*Refer to the Schedule of Investments for industry classifications.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title)  /s/ Irving Levine
BY:  Irving Levine
ITS: President
(Chief Executive Officer/Chief Financial Officer)
Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Irving Levine
BY:  Irving Levine
ITS: President
(Chief Executive Officer/Chief Financial Officer)
Date: July 19, 2013